General (Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 23,206	$ 22,518	$ 3,792
Frisk Software, Inc. [Member]
Business Acquisition [Line Items]
Cash	202
Trade receivables	36
Prepaid expenses and other receivables	287
Property and equipment	64
Intangible assets	2,250
Goodwill	3,501
Total assets acquired	6,340
Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)
Total liabilities assumed	(1,425)
Net assets acquired	4,915
Eleven GMBH [Member]
Business Acquisition [Line Items]
Cash	3,297
Trade receivables	846
Prepaid expenses and other receivables	252
Property and equipment	449
Intangible assets	9,100
Goodwill	14,732
Total assets acquired	28,676
Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)
Total liabilities assumed	(6,383)
Net assets acquired	$ 22,293